Segment Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Products	$ 4,186.6	$ 3,638.6	$ 3,825.6
Services	609.3	455.4	499.0
Operating Income/(Loss)	142.2	106.5	156.9
Total Assets	4,165.7	4,098.9	4,735.2
Depreciation and Amortization	340.5	338.6	344.6
Capital Expenditures	149.5	103.5	168.3
Restructuring, impairment and transaction-related charges	95.3	118.3	114.0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Products	4,186.6	3,638.6	3,825.6
Services	609.3	455.4	499.0
Operating Income/(Loss)	223.0	191.7	252.2
Total Assets	4,068.0	3,997.0	4,605.4
Depreciation and Amortization	338.8	336.7	342.7
Capital Expenditures	149.5	103.5	168.2
Restructuring, impairment and transaction-related charges	61.9	74.8	62.6
International [Member]
Segment Reporting Information [Line Items]
Products	440.4	487.3	487.5
Services	15.8	8.8	11.0
Operating Income/(Loss)	(7.7)	(24.8)	(19.4)
Total Assets	515.8	585.9	589.0
Depreciation and Amortization	28.6	33.0	34.3
Capital Expenditures	13.2	24.1	16.3
Restructuring, impairment and transaction-related charges	9.6	26.3	7.3
Corporate [Member]
Segment Reporting Information [Line Items]
Products	0	0	0
Services	0	0	0
Operating Income/(Loss)	(80.8)	(85.2)	(95.3)
Total Assets	97.7	101.9	129.8
Depreciation and Amortization	1.7	1.9	1.9
Capital Expenditures	0	0	0.1
Restructuring, impairment and transaction-related charges	33.4	43.5	51.4
United States Print and Related Services [Member]
Segment Reporting Information [Line Items]
Products	3,746.2	3,151.3	3,338.1
Services	593.5	446.6	488.0
Operating Income/(Loss)	230.7	216.5	271.6
Total Assets	3,552.2	3,411.1	4,016.4
Depreciation and Amortization	310.2	303.7	308.4
Capital Expenditures	136.3	79.4	151.9
Restructuring, impairment and transaction-related charges	52.3	48.5	55.3
United States Print and Related Services [Member] | Canadian Operations, Excluding Vancouver [Member]
Segment Reporting Information [Line Items]
Total Assets	177.5
Capital Expenditures	$ 7.2